Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0000811161
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2022
Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2022
Prospectus Date	rr_ProspectusDate	Apr. 29, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Clearwater Core Equity Fund | Clearwater Core Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QWVPX
Clearwater Select Equity Fund | Clearwater Select Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QWVOX
Clearwater Tax-Exempt Bond Fund | Clearwater Tax-Exempt Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QWVQX
Clearwater International Fund | Clearwater International Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QCVAX